Cover	Apr. 03, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 03, 2023
Entity Registrant Name	Riley Exploration Permian, Inc.
Entity Incorporation, Date of Incorporation	DE
Entity File Number	1-15555
Entity Tax Identification Number	87-0267438
Entity Address, Address Line One	29 E. Reno Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73104
City Area Code	405
Local Phone Number	415-8699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	REPX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001001614
Amendment Flag	true
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed on April 4, 2023 (the “Prior 8-K”) with the Securities and Exchange Commission, on April 3, 2023 (the “Closing Date”), Riley Exploration - Permian, LLC (“REP LLC”), a wholly-owned subsidiary of Riley Exploration Permian, Inc. (“REPX,” together with REP LLC, the “Company”), completed its acquisition of oil and natural gas assets (the “New Mexico Acquisition”) from Pecos Oil & Gas, LLC (“Pecos”), a Delaware limited liability company, and an affiliate of Cibolo Energy Partners LLC. The acquired assets are located in Eddy County, New Mexico and primarily target the Yeso trend.This Form 8-K/A amends and supplements the Prior 8-K to include the financial information required by Item 9.01 of Form 8-K, including: (i) the audited consolidated financial statements of Pecos as of and for the years ended December 31, 2022 and 2021, (ii) the unaudited interim consolidated financial statements of Pecos as of and for the three months ended March 31, 2023 and 2022, and (iii) the unaudited pro forma financial information of the Company giving effect to the New Mexico Acquisition, as described below.